DIVIDEND	12 Months Ended
Dec. 31, 2015
DIVIDEND [Abstract]
DIVIDEND
17	DIVIDEND

On November 26, 2013, the Company's Board of Directors declared a cash dividend of USD0.16 per ordinary share, totaling USD31,591 (equivalent to RMB192,470 at the exchange rate on November 26, 2013), to the ordinary shareholders on record as of close of business on December 20, 2013, which was fully paid in January 2014.